Investment Strategy - BNY Mellon Technology Growth Fund	Oct. 30, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective December 31, 2026 (the "Effective Date"), the following information will supersede and replace the information in the first paragraph in the sections "Principal Investment Strategy" in the summary prospectus "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of growth companies of any size that the fund believes to be leading producers or beneficiaries of technological innovation.

The fund considers companies to be leading producers or beneficiaries of technological innovation if they are companies that:

(i) are included in at least one of the NYSE Technology Index, the MSCI AC World IM Information Technology Index, or the Russell 3000 Technology Index;

(ii) are included in the information technology or communication services sector as determined by MSCI; or

(iii) exhibit any of the following technology characteristics:

(a) Core Technology Platform Enablement – Companies that develop, own, or operate proprietary technology platforms, infrastructure, or software, including systems involving hardware, machinery, or integrated technological solutions, that form the primary basis of their business model or service delivery across industries.

(b) Technology Driven Business Models and Revenue Generation – Companies whose primary source of revenue, growth, or competitive advantage is derived from the provision, integration, or monetization of technology- based products and services, including software development, coding, digital platforms, data driven services, or technology enabled service delivery.

(c) Innovation Leadership and Intellectual Property in Technology – Companies that demonstrate leadership in technological innovation through the ownership, development, protection, or commercialization of intellectual property, including patents, proprietary data, software code, algorithms, semiconductors, hardware technologies, artificial intelligence, data infrastructure, or sector specific technological applications

The fund considers growth companies to be a company included in at least one of the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: has a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500 Index, NYSE Technology Index or Russell 3000 Technology Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The fund considers companies to be leading producers or beneficiaries of technological innovation if they are companies that:

(i) are included in at least one of the NYSE Technology Index, the MSCI AC World IM Information Technology Index, or the Russell 3000 Technology Index;

(ii) are included in the information technology or communication services sector as determined by MSCI; or

(iii) exhibit any of the following technology characteristics:

(a) Core Technology Platform Enablement – Companies that develop, own, or operate proprietary technology platforms, infrastructure, or software, including systems involving hardware, machinery, or integrated technological solutions, that form the primary basis of their business model or service delivery across industries.

(b) Technology Driven Business Models and Revenue Generation – Companies whose primary source of revenue, growth, or competitive advantage is derived from the provision, integration, or monetization of technology- based products and services, including software development, coding, digital platforms, data driven services, or technology enabled service delivery.

(c) Innovation Leadership and Intellectual Property in Technology – Companies that demonstrate leadership in technological innovation through the ownership, development, protection, or commercialization of intellectual property, including patents, proprietary data, software code, algorithms, semiconductors, hardware technologies, artificial intelligence, data infrastructure, or sector specific technological applications

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund considers growth companies to be a company included in at least one of the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: has a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500 Index, NYSE Technology Index or Russell 3000 Technology Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of growth companies of any size that the fund believes to be leading producers or beneficiaries of technological innovation.